   As filed with the Securities and Exchange Commission on June 9, 1999

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                    SECURITIES AND EXCHANGE COMMISSION

                          Washington, D.C. 20549

                                Form N-1A

            REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933
                                                                [_]

            File No. 333-74835

            Pre-Effective Amendment No.  2
                                      ---
                                                                [X]

            Post-Effective Amendment No.
                                       ---
                                                                [_]

            REGISTRATION STATEMENT UNDER THE
              INVESTMENT COMPANY ACT OF 1940
                                                                [_]

            File No. 811-09267

            Amendment No. 2
                           ---
                                                                [X]

                        Nuveen Money Market Trust

            (Exact Name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                  60606
             Illinois
                                                   (Zip Code)

    (Address of Principal Executive
             Offices)

    Registrant's Telephone Number, Including Area Code: (312) 917-7700

   Gifford R. Zimmerman, Esq.--Vice         With a copy to: Thomas S. Harman,
     President and Secretary                Esq. Morgan, Lewis & Bockius LLP
                                           1800 M Street, N.W. Washington, DC
      333 West Wacker Drive                            20036

     Chicago, Illinois 60606

    (Name and Address of Agent for
             Service)

  Title of Securities Being Registered ... Units of Beneficial Interest

-------------------------------------------------------------------------------

            [X] Approximate date of Proposed Public Offering:

                         As soon as practicable after the

                         effective date of this Registration Statement

-------------------------------------------------------------------------------

  Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                        June 10, 1999 Prospectus


                                                                     N U V E E N
                                                                    Mutual Funds




                           Nuveen Money Market Fund








                                           For investors

                                           seeking

                                           attractive

                                           current income

                                           and stability

                                           of principal.









         Featuring Portfolio Management By Nuveen Investment Advisory Services
                                      A Premier Adviser(SM) for Income Investing


----------------------------------------------------------
The Securities and Exchange Commission has not
approved or disapproved any fund shares or determined
whether this prospectus is accurate or complete.  It is a
crime for anyone to tell you otherwise.
----------------------------------------------------------

We have used the icons below throughout the prospectus to make it easy for you to find the type of information you need.


Investment Strategy


Risks

Fees,  Charges and Expenses

Shareholder Instructions

Performance and Current Portfolio Information

Table of Contents


Section 1    The Fund

This section provides you with an overview of the fund, including investment objective and portfolio holdings.

Introduction........................................................... 1
Nuveen Money Market Fund............................................... 2

Section 2    How We Manage Your Money

This section gives you a detailed discussion of our investment and risk management strategies.

Who Manages the Fund................................................... 4
Management Fees ....................................................... 5
What Securities We Invest In........................................... 5
How We Manage Risk..................................................... 6

Section 3 How You Can Buy and Sell Shares

This section provides the information you need to move money into and out of your account.

What Share Classes We Offer ........................................... 8
How to Buy Shares .....................................................10
Systematic Investing...................................................11
Special Services.......................................................11
How to Sell Shares.....................................................12


Section 4 General Information

This section summarizes the fund's distribution policies and other general information.

Dividends, Distributions and Taxes.....................................15
Taxes and Tax Reporting................................................15
Distribution and Service...............................................16
Net Asset Value........................................................16
Fund Service Providers.................................................17
Year 2000..............................................................17

                                                                   June 10, 1999

Section 1. The Fund

                           Nuveen Money Market Fund

Introduction

This prospectus is intended to provide important information to help you evaluate whether the Nuveen Money Market Fund may be right for you. Please read it carefully before investing and keep it for future reference.


Regular Income, Convenience and Stability of Principal

Money market funds offer you the opportunity to earn income on your cash reserves while also providing easy access to your money and stability of principal. They can provide a convenient way to make gradual transfers into stock or bond funds, or to lower the overall risk of your portfolio.


The fund invests in high quality money market instruments that its investment adviser believes present minimal credit risks. The fund's investment policies are designed to mitigate overall risk and maintain a constant price per share of $1.00, but there can be no guarantee of this.


    NOT FDIC OR GOVERNMENT INSURED      MAY LOSE VALUE      NO BANK GUARANTEE

Nuveen Money Market Fund

Fund Overview

Investment Objective

The fund's investment objective is to provide as high a level of current income as is consistent with the stability of principal and the maintenance of liquidity.

How the Fund Pursues Its Objective

The fund invests substantially all of its assets in a diversified portfolio of high quality money market instruments that the fund's investment adviser believes present minimal credit risks. The adviser selects money market instruments based on its assessment of current market interest rates and its market outlook. The adviser seeks to identify money market instruments with favorable characteristics the adviser believes are not yet recognized by the market. These instruments may include U.S. dollar denominated instruments of foreign issuers.

What are the Risks of Investing in the Fund?

While the fund invests in securities its investment adviser believes present minimal credit and interest rate risks, the fund is not risk free. The value of the fund's investments may be adversely affected by changes in prevailing interest rates or an issuer's credit quality. The fund's investments in U.S. dollar denominated money market instruments of foreign issuers expose the fund to different risks than those associated with domestic instruments. The fund's investment policies are designed to mitigate these risks and maintain a constant price per share of $1.00, but there can be no guarantee of this. Like any mutual fund investment, loss of money is a risk of investing.

Is This Fund Right For You?

The fund may be appropriate for you if you seek to:

 . Earn regular income on your cash reserves with check-writing privileges; . Maintain stability of principal;
 . Make gradual transfers into stock or bond funds; or . Lower the overall risk of your investment portfolio.

You should not invest in this fund if you seek to pursue long-term growth of principal.

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses/1/

Paid Directly From Your Investment

Share Class                           A        B       C      R/2/
-------------------------------------------------------------------
Maximum Sales Charge Imposed on
Purchases                            None     None    None    None
 ...................................................................
Maximum Sales Charge Imposed on      None     None    None    None
Reinvested Dividends
 ...................................................................
Maximum Deferred Sales Charge/3/     None/4/    5%/5/   1%/6/ None
 ...................................................................
Exchange Fees                        None     None    None    None
 ...................................................................

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class                           A        B       C      R/2/
-------------------------------------------------------------------
Management Fees                       .45%    .45%    .45%    .45%
 ...................................................................
12b-1 Distribution and Service Fees   .25%   1.00%   1.00%    None
 ...................................................................
Other Expenses/7/                     .92%    .92%    .92%     .92%
 ...................................................................
Total Operating Expenses--Gross+     1.62%   2.37%   2.37%    1.37%
 ...................................................................

-------------
+After Expense Reimbursements
 ...................................................................
 Expense Reimbursements              (.72%)  (.72%)  (.72%)   (.72%)
 ...................................................................
 Total Operating Expenses--Net        .90%   1.65%   1.65%     .65%
 ...................................................................
 Total Operating Expenses--Net reflect a voluntary expense limitation by the fund's investment adviser, which may be modified or discontinued without notice at the adviser's discretion.

Example
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated, and then either redeem or do not redeem all your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Your actual returns and costs may be higher or lower.

                           Redemption                 No Redemption
Share Class        A      B      C      R      A      B      C      R
-------------------------------------------------------------------------
1 Year           $165    633    240    139    165    240    240    139
 .........................................................................
3 Years          $511  1,051    739    434    511    739    739    434
 .........................................................................

How the Fund Is Invested (as of ___ _, 1999)

Portfolio Statistics

Weighted Average Maturity (Days)

Credit Quality

                                   [graphic]

Industry Diversification (Top 5)

                                   [graphic]

1. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

2. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
3. As a percentage of purchase price or redemption proceeds, whichever is less.
4. Under limited circumstances, Class A shares may bear a 1% contingent deferred sales charge (CDSC). See "What Share Classes We Offer."
5. Class B shares redeemed within six years of purchase bear a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
6. Class C shares redeemed within one year of purchase bear a 1% CDSC.
7. Other Expenses are based on estimated amounts for the current year. The table does not reflect organization expenses which will be reimbursed by the adviser.


The Benefits of Money Market Funds

Money market funds often make sense as part of an overall investment plan. Money market funds can offer investors the potential for:

 . Attractive returns compared with other short-term cash management alternatives

 . Stability of principal from the pursuit of maintaining a constant price per share of $1.00

 . Monthly dividends that can be taken in cash or reinvested in additional shares or shares of another Nuveen mutual fund

 . Convenient exchange privileges that can be used to reduce your average cost of investing in stock or bond funds.

Section 2  How We Manage Your Money

             To help you understand how the fund's assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.

Who Manages the Fund

Nuveen Investment Advisory Services provides advisory and investment management services to a broad range of clients. Nuveen Investment Advisory Services is comprised of Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp., both of which are wholly-owned subsidiaries of John Nuveen & Co. Incorporated (Nuveen). Nuveen Advisory Corp. (Nuveen Advisory) is the fund's investment adviser and as such is responsible for the selection and on-going monitoring of the securities in the fund's portfolio, managing the fund's business affairs and providing certain clerical, bookkeeping and other administrative services. Nuveen Advisory is located at 333 West Wacker Drive, Chicago, IL 60606.

Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today, we offer a broad range of quality investments designed for individuals seeking to build and maintain wealth. Nuveen is the sponsor and principal underwriter of the fund's shares and has sponsored or underwritten more than $60 billion of investment company securities. Nuveen and its affiliates have approximately $50 billion in assets under management.

Management Fees

For providing these services, Nuveen Advisory is paid an annual management fee according to the following schedule:

Average Daily Net Asset Value                                   Management Fee
For the first $125 million                                             0.4500%
------------------------------------------------------------------------------
For the next $125 million                                              0.4375%
------------------------------------------------------------------------------
For the next $250 million                                              0.4250%
------------------------------------------------------------------------------
For the next $500 million                                              0.4125%
------------------------------------------------------------------------------
For the next $1 billion                                                0.4000%
------------------------------------------------------------------------------
For assets over $2 billion                                             0.3750%
------------------------------------------------------------------------------

The fund also pays for its own operating expenses, such as custodian, transfer agent, accounting and legal fees; brokerage commissions; distribution expenses and extraordinary expenses.

An Important Note About Risk

Although the fund's investment policies are intended to minimize interest rate and credit risk, there can be no guarantee of this.

What Securities We Invest In

Money Market Securities

The fund invests in high quality, short-term debt securities, commonly known as money market instruments. These generally include U.S. government securities and repurchase agreements collateralized by these securities; bank obligations (including certificates of deposit and bankers' acceptances); commercial paper; and taxable short-term municipal bonds, as well as U.S. dollar denominated money market instruments of foreign issuers and foreign banks.

Nuveen Advisory selects money market instruments based on its assessment of current market interest rates and its market outlook. Portfolio managers are supported by a team of specialized research analysts who review securities available for purchase, monitor the continued creditworthiness of the fund's investments, and analyze economic, political and demographic trends affecting the money market. We seek to identify money market instruments with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued money market instruments that we believe represent the most attractive values without adding undue risk. We actively manage the maturity of the fund and its portfolio to optimally balance the fund's yield with the fund's exposure to interest rate risk.

How We Manage Risk

Risk is inherent in all investing. Investing in a mutual fund -- even a money market fund -- involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part of your investment. In pursuing its investment objective, the fund assumes investment risk, chiefly in the form of interest rate and credit risk. The fund tries to limit risk by restricting the types and maturities of the money market instruments it purchases, and by diversifying its investment portfolio among issuers and across different industries. Before investing, you should consider carefully the following risks that you assume when you invest in the fund.

Interest rate risk: Because the fund invests in fixed-income securities, the fund is subject to interest rate risk. Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

To mitigate interest rate risk, the fund, under normal market conditions, maintains an investment portfolio with an overall weighted average maturity of 90 days or less. In addition, the fund limits its investments to money market instruments with remaining effective maturities of 397 days or less.

Credit risk: The fund is subject to credit risk. Credit risk is the risk that an issuer of a money market instrument will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions, or possibly due to Year 2000 issues. (See below) Generally, higher rated fixed-income securities carry less credit risk than lower rated fixed-income securities.

The fund attempts to mitigate credit risk by investing only in high quality money market instruments that Nuveen Advisory believes present minimal credit risks at the time of purchase. High quality instruments are:

 .  rated in one of the two highest short-term rating categories by at least two nationally recognized rating services, or
 .  if only one service has rated the instrument, rated by that service in one of its two highest short-term rating categories, or . unrated instruments that Nuveen Advisory judges to be of comparable quality.


In addition, the fund will not invest more than 5% of its total assets in money market instruments rated in the second highest short-term rating categories or in their unrated equivalents.


Year 2000 issues may affect the ability of money market issuers to meet their interest and principal payment obligations to their holders, and may adversely affect the money market instruments credit ratings and values. Municipal issuers may have greater Year 2000 risks than other issuers. Nuveen Advisory is requesting information from issuers so that Nuveen Advisory can take the issuers' Year 2000 readiness, if made available, into account in making investment decisions. There can be no assurance that issuers will provide this information to Nuveen Advisory, or that issuers will begin or complete the work necessary to address any Year 2000 issues on a timely basis. Generally, higher rated fixed-income securities carry less credit risk than lower rated fixed-income securities.



Concentration risk: Concentration risk is the risk that economic or other developments affecting a single industry may cause the value of related money market instruments to decline.

To mitigate concentration risk, the fund will not invest more than 25% of its total assets in money market instruments issued or guaranteed by banks unless Nuveen Advisory believes that the potential returns justify any additional risks that may arise from doing so. Excluding banks and U.S. government securities, the fund will not invest more than 25% of its total assets in any one industry. This policy may not be changed without shareholder approval.

Because the fund may invest without limit in money market instruments issued or guaranteed by banks (i.e., the banking industry), changes in the banking industry may cause the value of the securities issued or guaranteed by banks to decline.

Foreign investment risk: Because the fund invests in U.S. dollar denominated securities of foreign issuers, the fund is subject to foreign investment risk. Foreign investments pose distinct risks from domestic investments, such as adverse political and legal developments, financial and economic instability, and limited financial information. These investments also may have more limited liquidity and additional settlement risks.

Insurance: The fund has purchased liability insurance against a decline in the value of the fund's portfolio caused by the default or bankruptcy of an issuer whose securities are owned by the fund. The insurance covers substantially all of the fund's investments except U.S. government securities. The maximum total coverage for all Nuveen money market funds is $50 million, with a deductible for each loss of 0.10% of the fund's net assets. The fund pays the policy's premiums. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

Section 3  How You Can Buy and Sell Shares

We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of services for your convenience. Please see the Statement of Additional Information for further details.

What Share Classes We Offer

Class A Shares
You can buy Class A shares at net asset value per share (expected to be $1.00) without an initial sales charge. Class A shares are subject to an annual service fee of .25% of the fund's average daily net assets.

Under limited circumstances, Class A shares may bear a 1% CDSC. You would pay the CDSC only if:
 .   you purchased Class A shares of the fund by exchanging Class A shares of another Nuveen mutual fund;
 .   you originally purchased $1 million or more of Class A shares of the other
    Nuveen fund without a sales charge; and
 .   you sell your Class A shares of this fund within 18 months of when you purchased the Class A shares of the other Nuveen fund.

The CDSC is based on either your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

Class B Shares
You may purchase Class B shares only if you are exchanging from Class B shares of another Nuveen mutual fund or if you plan to make gradual transfers to Class B shares of a Nuveen stock or bond fund within a two year period. Class B shares are sold at net asset value per share (expected to be $1.00) without an initial sales charge. Class B shares are subject to annual distribution and service fees of 1% of Class B's average daily net assets. These fees reimburse Nuveen for paying your financial adviser a sales commission as well as an on-going service fee. Nuveen pays your financial adviser a 4% sales commission at the time of your purchase, which includes an advance of the first year's service fee.

If you sell your shares within six years of purchase, you will pay a CDSC, as shown in the schedule below. The CDSC is based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Years since purchase          0-1  1-2  2-3  3-4  4-5  5-6  over 6

CDSC                           5%   4%   4%   3%   2%   1%    None
 ................................................................................

Class B shares automatically convert to Class A shares eight years after you purchase them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

Class C Shares
You may purchase Class C shares only if you are exchanging from Class C of another Nuveen mutual fund or if you plan to make gradual transfers to Class C shares of a Nuveen stock or bond fund within a two year period. Class C shares are sold at net asset value per share (expected to be $1.00) without an initial sales charge. Class C shares are subject to annual distribution and service fees of 1% of Class C's average daily net assets. These fees reimburse Nuveen for paying your financial adviser a sales commission as well as an on-going service fee. Nuveen pays your financial adviser a 1% sales commission at the time of your purchase, which includes an advance of the first year's distribution and service fees, and an additional 0.75% sales commission per year thereafter.

If you sell your shares within one year of purchase, you will pay a 1% CDSC. The CDSC is based on either your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.

Class R Shares
You may purchase Class R shares only under certain limited circumstances described below and in the Statement of Additional Information. Class R shares are sold at net asset value (expected to be $1.00) without an initial or contingent deferred sales charge. Class R shares also are not subject to distribution or service fees.

You are eligible to purchase Class R shares if you are:

 .    exchanging Class R shares of another Nuveen mutual fund
 .    a client of certain asset-based fee programs and bank trust departments
 .    an employee or director of Nuveen, or an immediate family member
 .    an employee of an Authorized Dealer or
 .    a fund officer or trustee

Additional categories of eligible investors for Class R shares are described in the Statement of Additional Information. More information is available from your financial adviser or by calling (800) 257-8787. The fund may modify the eligibility requirements or discontinue eligibility categories at any time.

How to Buy Shares
The fund offers four classes of shares. Fund shares may be purchased at net asset value on any business day, which is any day the Federal Reserve Bank of Boston is normally open for business. Generally, the Bank is closed on weekends and national holidays. The fund's net asset value is determined at 12:00 Eastern Time on each business day, and on other days where there is significant trading activity in the fund's shares. If the fund receives your order in proper form before 12:00 noon and the fund's custodian receives federal funds from you before 3:00 p.m., Eastern Time, you will receive the dividend declared and net asset value computed on that day. Otherwise, you will receive the next business day's dividend and net asset value.

Through a Financial Adviser
You may purchase shares through your financial adviser, who can handle all the details for you, including opening a new account. Financial advisers also can help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an on-going basis to help assure that your investments continue to meet your needs as circumstances change. Financial advisers are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial adviser, call (800) 257-8787 and Nuveen can refer you to one in your area.

By Mail
You may open an account and buy shares through the mail by completing the enclosed application and mailing it along with your check to the fund, c/o Nuveen Investor Services, P.O. Box 5186, Bowling Green Station, New York, NY 10274-5186.

Investment Minimums
    Minimum Initial Investment
            Regular Accounts                          $3,000
            Traditional/Roth IRAs                     $1,000
            Education IRAs                            $  500

    Minimum Systematic Investments                    $   50

    Minimum Subsequent Investments                    $   50

The fund may waive or modify the minimum investment requirements at its discretion.

Systematic Investing
Once you have established a fund account, you may participate in the fund's systematic investment plan. Systematic investing allows you to make regular investments through automatic deductions from your bank account or directly from your paycheck. The minimum automatic deduction is $50 per month. There is no charge to participate in the fund's systematic investment plan. You can stop the deductions at any time by notifying the fund in writing.

From Your Bank Account
You can make systematic investments by authorizing us to draw preauthorized checks on your bank account. To do this, simply complete the appropriate section of the account application form or submit an Account Update Form.

From Your Paycheck
With your employer's consent, you can make systematic investments by authorizing your employer to deduct monies from your paycheck. To do this, contact your financial adviser or call Nuveen at (800) 257-8787.

Special Services

To help make your investing with us easy and efficient, we offer you the following services at no extra cost.


Exchanging Shares

You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please see the Statement of Additional Information for details.

The fund may change or cancel its exchange policy at any time upon 60 days' notice.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. To do this, you must reinvest in the same share class. If you paid a CDSC when you sold your shares, Nuveen will refund your CDSC and reinstate your holding period for purposes of calculating any CDSC charged should you sell your shares again. You may use this reinstatement privilege only once for any redemption.

Fund Direct(SM)

The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial adviser can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

How to Sell Shares

You may sell (redeem) your shares on any business day. You will receive the share price next determined after the fund has received your properly completed redemption request. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten days from your purchase date.

Through Your Financial Adviser

You may sell your shares through your financial adviser who can prepare the necessary documentation. Your adviser may charge you for this service.


[EXCLAMATION LOGO APPEARS HERE]
An Important Note About Telephone Transactions

Although Nuveen Investor Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

By Telephone
If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

By Check
You may request that the fund provides you with redemption checks. These checks may be made payable to any person in the amount of $500 or more. Simply fill out the appropriate section of the application form and submit the enclosed signature card. You must have enough shares in your account to cover the amount of each check you write or it will be returned. Writing checks from your fund account does not mean that your account is like a bank checking account. This check redemption privilege may be modified or terminated at any time.

By Mail

You can sell your shares at any time by sending a written request to the fund, c/o Nuveen Investor Services, P.O. Box 5186, Bowling Green Station, New York, NY 10274-5186. Your redemption request must include the following information:

  .  The fund's name;
  .  Your name and account number;
  .  The dollar or share amount you wish to redeem;
  . The signature of each owner exactly as it appears on the account; . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);
  . The address where you want your redemption proceeds sent (if other than the address of record); and
  .  Any required signature guarantees.

The fund will normally mail your check the next business day after it receives your redemption request, but in no event more than seven days after the fund receives your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. This may take up to 10 days from your purchase date.

CDSCs

While the fund does not charge an administrative fee for processing redemptions, you may be assessed a CDSC. If you own shares subject to a CDSC and shares without a CDSC, the fund will first redeem the shares that are not subject to a CDSC and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains, if any. The holding period for calculating the applicable CDSC is determined on a monthly basis and begins on the first day of the month in which you buy shares. CDSCs are calculated on your purchase price or redemption proceeds, whichever is lower, then deducted from your redemption proceeds and paid to Nuveen. CDSCs may be waived under certain special circumstances, as described in the Statement of Additional Information.

Signature Guarantees

Signature guarantees are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record, you want the check sent to another address, or if the address on the fund's records has been changed within the last 60 days. Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.


Systematic Withdrawal

If the value of your fund account is at least $10,000, you may participate in the fund's systematic withdrawal plan. The plan allows you to make regular withdrawals through automatic deductions from your fund account. The minimum automatic withdrawal is $50 per month. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, or have the monies transferred directly to your bank account (see "Special Services--Fund Direct" above), paid to a third party or sent payable to you at an address other than the address on the fund's records. To participate in the systematic withdrawal plan, simply complete the appropriate section of the account application or submit an Account Update Form. You should not participate in the systematic withdrawal plan if you intend to make concurrent purchases of Class B or Class C shares, as you may unnecessarily pay a CDSC.


Redemptions In-Kind

The fund generally pays redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the fund may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay transaction costs to sell the securities distributed to you.


[EXCLAMATION LOGO APPEARS HERE]
An Important Note About Involuntary Redemption

From time to time, the fund may establish minimum account size requirements. The fund reserves the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The fund has set a minimum account balance of $100 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.

Section 4  General Information

             To help you understand the tax implications of investing in the fund, this section includes important information about fund distributions. We discuss other general information about the fund's operations as well.

Dividends, Distributions and Taxes

The fund pays dividends monthly and any capital gains annually in December. The fund declares dividends on each business day to shareholders of record on that day.

Payment and Reinvestment Options

The fund automatically reinvests your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than the address on the fund's records, or reinvested in shares of another Nuveen mutual fund. For more information, contact your financial adviser or call Nuveen at (800) 257-8787.

Taxes and Tax Reporting

The fund's monthly dividends are taxable as ordinary income. Although the fund does not seek to realize capital gains, the fund may realize and distribute capital gains from time to time as a result of the fund's normal investment activities. In December, the fund distributes any capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your shares.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares at the fund, Nuveen will send you the statement. The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash.

Please note that if you do not furnish the fund with your correct Social Security number or employer identification number, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 31%.

Please see the Statement of Additional Information and your tax adviser for more information about taxes.

Distribution and Service Plans

Nuveen serves as the selling agent and distributor of the fund's shares. In this capacity, Nuveen manages the offering of the fund's shares and is responsible for all sales and promotional activities, and for providing certain services to shareholders. The fund has adopted a distribution and service plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 to reimburse Nuveen for these services. Rule 12b-1 permits a mutual fund to pay distribution fees for the sale and distribution of its shares.

See "What Share Classes We Offer" for a description of the distribution and service fees paid under this plan.

Nuveen receives the distribution fee for Class B and Class C shares, primarily for providing compensation to authorized dealers, including Nuveen, in connection with the distribution of shares. Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee payable under the plan is .75% of the relevant class' average daily net assets.

Nuveen uses the service fee for Class A, Class B and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining your accounts, answering your inquiries, and providing other personal services to you. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising, sales literature and reports to shareholders that are used in connection with the sale of shares. The maximum service fee payable under the plan is .25% of the relevant class' average daily net assets.

Net Asset Value

The price you pay and receive for your shares is based on the fund's net asset value per share, which is determined at 12:00 noon Eastern Time on each business day. Because the fund seeks to maintain a constant price per share of $1.00, the fund values its portfolio securities using the amortized cost method, which approximates market value and is described in more detail in the Statement of Additional Information. There can be no assurance that the fund will be able to maintain a constant price per share of $1.00.

Fund Service Providers

The custodian of the fund's assets is The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004-2413. Chase also provides certain accounting services to the fund. The fund's transfer, shareholder services and dividend paying agent, Chase Global Funds Services Company, P.O. Box 5186, New York, NY 10274-5186, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Year 2000

The fund's service providers rely on computer systems to manage the fund's investments, process shareholder transactions and provide shareholder account maintenance. Because of the way computers historically have stored dates, some of these systems currently may not be able to correctly process activity occurring in the year 2000. Nuveen is working with the fund's service providers to adapt their systems to address this issue. Nuveen and the fund expect that the necessary work will be completed on a timely basis, although there can be no assurance of this.

Nuveen Mutual Funds

Nuveen offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objective.

Growth

Nuveen Rittenhouse Growth Fund


Growth and Income

Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund
Dividend and Growth Fund
European Value Fund


Income

Income Fund


Tax-Free Income

National Municipal Bond Funds

Long-term
Insured Long-term
Intermediate-term
Limited-term


State Municipal Bond Funds

Arizona                      Louisiana                        North Carolina
California/1/                Maryland                         Ohio
Colorado                     Massachusetts/1/                 Pennsylvania
Connecticut                  Michigan                         Tennessee
Florida                      Missouri                         Virginia
Georgia                      New Jersey                       Wisconsin
Kansas                       New Mexico
Kentucky                     New York/1/

Cash Reserves

Money Market Fund
Municipal Money Market Fund
California Tax-Exempt Money Market Fund
New York Tax-Exempt Money Market Fund

Several additional sources of information are available to you. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on fund policies and operations. Shareholder reports contain management's discussion of market conditions, investment strategies and performance results as of the fund's latest semi-annual or annual fiscal year end. Call Nuveen at (800) 257-8787 to request a free copy of any of these materials or other fund information, or ask your financial adviser for copies.

You also may obtain this and other fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (800) SEC-0330 for room hours and operation. You also may request fund information by writing to the SEC's Public Reference Section, Washington, D.C. 20549. The fund's Investment Company Act file number is 811-09267.

1  Long-term and insured long term portfolios.


[NUVEEN LOGO APPEARS HERE]
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
www.nuveen.com

Statement of Additional Information
June 10, 1999
Nuveen Money Market Trust
333 West Wacker Drive
Chicago, Illinois 60606

Nuveen Money Market Trust
NUVEEN MONEY MARKET FUND

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Money Market Fund dated June 10, 1999. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Fund by mailing a written request to the Fund, c/o John Nuveen & Co. Incorporated ("Nuveen"), 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.

TABLE OF CONTENTS

                                                        Page
                                                        ----
Investment Policies and Investment Portfolio            S-2
------------------------------------------------------------
Management                                              S-6
------------------------------------------------------------
Investment Adviser and Investment Management Agreement  S-10
------------------------------------------------------------
Portfolio Transactions                                  S-10
------------------------------------------------------------
Net Asset Value                                         S-11
------------------------------------------------------------
Tax Matters                                             S-13
------------------------------------------------------------
Performance Information                                 S-15
------------------------------------------------------------
Additional Information About Purchases and Sales        S-16
------------------------------------------------------------
Distribution and Service Plan                           S-21
------------------------------------------------------------
Other Information Regarding Fund Shares                 S-22
------------------------------------------------------------

Principal Underwriter               Investment Adviser               Independent Public Accountants
John Nuveen & Co. Incorporated      Nuveen Advisory Corp.,           for the Fund
                                    Subsidiary of John Nuveen &      Arthur Andersen LLP
Chicago:                            Co. Incorporated                 33 West Monroe Street
333 West Wacker Drive               333 West Wacker Drive            Chicago, Illinois 60603
Chicago, Illinois 60606             Chicago, Illinois 60606
(312) 917-7700

New York:                           Custodian                        Transfer and Dividend
10 East 50th Street                 The Chase Manhattan Bank         Disbursing Agent
New York, New York 10022            4 New York Plaza                 Chase Global Funds
(212) 207-2000                      New York, New York 10004         Services Company
                                                                     P.O. Box 5186
                                                                     New York, New York 10274

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Fundamental Policies

  The Fund's investment objective and certain fundamental investment policies are described in the Prospectus. The Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares:

    (1) Invest more than 5% of its total assets in securities of any one issuer, excluding the United States government, its agencies and instrumentalities.

    (2) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of the Fund's total assets, no additional purchases of investment securities will be made by the Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (3) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (1) above.

    (4) Underwrite any issue of securities, except to the extent that the purchase or sale of securities in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (5) Purchase or sell real estate, but this shall not prevent the Fund from investing in securities secured by real estate or interests therein or foreclosing upon and selling such security.

    (6) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs.

    (7) Make loans, other than by entering into repurchase agreements and through the purchase of securities or temporary investments in accordance with its investment objective, policies and limitations.

    (8) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (9) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to the banking industry and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

  In addition, the Fund, as a non-fundamental policy, may not invest more than 10% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (1) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer. It is a fundamental policy of the Fund, which cannot be changed without the approval of the holders of a majority of shares of such Fund, that the Fund will not hold securities of a single bank, including securities backed by a letter of credit of such bank, if such holdings would exceed 10% of the total assets of the Fund.

  The foregoing restrictions and limitations, as well as the Fund's policies as to ratings of fund investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of the Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

General Information

  The Nuveen Money Market Trust (the "Trust") is an open-end management series investment company organized as a Massachusetts business trust on January 15, 1999. The Fund is an open-end, diversified management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. The Fund is a separate series issuing its own shares and has four classes of shares: Class A, Class B, Class C and Class R. The Trust currently has five series. Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by such matter.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.


Year 2000 Issues

  The "Year 2000" problem refers to the fact that many computer programs use only the last two digits of a year, and do not recognize a year that begins with "20" instead of "19." If this problem is not corrected, computers could function improperly or not at all, which could affect the global economy. The SEC has urged securities issuers to disclose the steps they are taking to correct any Year 2000 problems.

  The Fund invests primarily in money market instruments. If the issuers of these instruments do not correct any Year 2000 problems in a timely manner, they could experience problems in conducting their operations or in making payments on their securities, which could cause the value of these securities to decline. Issuers could experience three types of Year 2000 problems. First, if an issuer's internal computer systems experience Year 2000 problems, this could disrupt an issuer's operations (such as its ability to collect local taxes or fees). Second, an issuer may rely on other parties for the payments that support its debt service, such as servicers that collect mortgage or student loan payments, and those third parties may have Year 2000 problems that interfere with their ability to forward payments to the issuer. Third, an issuer may have mechanical problems in sending payments to its securities holders.

  Nuveen Advisory is obtaining information about the Year 2000 readiness of the issuers of its portfolio securities as part of its on-going surveillance of the creditworthiness of those issuers.


Portfolio Securities

  As described in the Prospectus, the Fund invests primarily in money market instruments issued by banks, corporations and governments.

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Fund may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than 397 days remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Fund will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of the Fund's investment advisor, Nuveen Advisory Corp. ("Nuveen Advisory") present minimal credit risk. The risk to the Fund is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

  Asset-Backed Securities--The Fund may purchase notes, bonds and debentures that are backed by assets such as credit card, automobile, corporate loan receivables, consumer loan receivables, retail installment loans, or participations in pools of leases. At the time of purchase, these securities must have 397 days or less remaining until maturity. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes quality of the underlying collateral, the credit strength of the credit enhancements, changes in interest rates, and at times the financial condition of the issuer. Principal payments on these securities may be provided through a third party liquidity support facility.

  Credit and Liquidity Supports--These may be employed by issuers or sellers of securities to reduce the credit risk of the security, or to provide a means of funding the payment of principal and/or interest on the security upon maturity or upon the owner's exercise of its right to tender the security. Credit supports include letters of credit, insurance and guarantees provided by domestic or foreign entities. Liquidity supports include puts, demand features, lines of credit and standby bond purchase agreements. Most of these arrangements essentially substitute the credit of the support provider for that of the issuer of (or assets standing behind) the underlying security.

  Variable and Floating Rate Instruments--Certain money market instruments may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days, as set forth in the instrument. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to recover the full principal amount thereof upon specified notice.

Defensive Investment Strategies

The Fund may hold up to 100% of its assets in cash as a temporary defensive measure in response to adverse market conditions or to provide liquidity. During these periods, the average maturity of the fund's investment portfolio may fluctuate.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed by Nuveen Advisory under the Investment Management Agreement, is the responsibility of its Board of Trustees. There are seven trustees of the Trust, one of whom is an "interested person" (as the term "interested person" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." None of the trustees who are not "interested persons" of the Fund has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below.

--------------------------------------------------------------------------------
                                  Positions and         Principal Occupations
 Name and Address             Age Offices with Funds    During Past Five Years
--------------------------------------------------------------------------------
 Timothy R. Schwertfeger*+    50  Chairman of the Board Chairman of the Board of
 333 West Wacker Drive            and Trustee           the Funds (since July
 Chicago, IL 60606                                      1996); Trustee and
                                                        President of the Funds
                                                        advised by Nuveen
                                                        Institutional Advisory
                                                        Corp. (since July 1996);
                                                        Chairman (since July
                                                        1996), Director, and
                                                        previously Executive
                                                        Vice President, of The
                                                        John Nuveen Company,
                                                        John Nuveen & Co.,
                                                        Nuveen Advisory Corp.
                                                        and Nuveen Institutional
                                                        Advisory Corp.; Director
                                                        (since 1996) of
                                                        Institutional Capital
                                                        Corporation; Chairman
                                                        and Director of Nuveen
                                                        Asset Management, Inc.;
                                                        Chairman and Director of
                                                        Rittenhouse Financial
                                                        Services Inc. (since
                                                        1999).

--------------------------------------------------------------------------------
 Robert P. Bremner            58  Trustee               Private Investor and
 3725 Huntington Street, N.W.                           Management Consultant.
 Washington, D.C. 20015

--------------------------------------------------------------------------------
 Lawrence H. Brown            64  Trustee               Retired (August 1989) as
 201 Michigan Avenue                                    Senior Vice President of
 Highwood, IL 60040                                     The Northern Trust
                                                        Company (banking and
                                                        trust industry).

--------------------------------------------------------------------------------
 Anne E. Impellizzeri         66  Trustee               Executive Director
 3 West 29th Street                                     (since 1998) of Manitoga
 New York, NY 10001                                     (center for Russell
                                                        Wright's design/home and
                                                        landscape); formerly
                                                        President and Chief
                                                        Executive Officer of
                                                        Blanton-Peale,
                                                        Institutes of Religion
                                                        and Health (a training
                                                        and counseling
                                                        organization).
--------------------------------------------------------------------------------
 Peter R. Sawers               66 Trustee               Adjunct Professor of
 22 The Landmark                                        Business and Economics,
 Northfield, IL 60093                                   University of Dubuque,
                                                        Iowa; Adjunct Professor,
                                                        Lake Forest Graduate
                                                        School of Management,
                                                        Lake Forest, Illinois;
                                                        Chartered Financial
                                                        Analyst; Certified
                                                        Management Consultant.

--------------------------------------------------------------------------------
 William J. Schneider          54 Trustee               Senior Partner and Chief
 4000 Miller-Valentine Ct.                              Operating Officer,
 P.O. Box 744                                           Miller-Valentine
 Dayton, OH 45401                                       Partners, Vice
                                                        President, Miller-
                                                        Valentine Group
                                                        (commercial real
                                                        estate); Member
                                                        Community Advisory
                                                        Board, National City
                                                        Bank, Dayton, Ohio.

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                            Positions and                      Principal Occupations
 Name and Address       Age Offices with Funds                 During Past Five Years
---------------------------------------------------------------------------------------
 Judith M. Stockdale     51 Trustee                            Executive Director,
 35 E. Wacker Drive                                            Gaylord and Dorothy
 Suite 2600                                                    Donnelley Foundation, a
 Chicago, IL 60601                                             private family
                                                               foundation (since 1994);
                                                               prior thereto, Executive
                                                               Director, Great Lakes
                                                               Protection Fund (from
                                                               1990 to 1994).

---------------------------------------------------------------------------------------
 Alan G. Berkshire+      38 Vice President and Asst.           Vice President and
 333 West Wacker Drive      Secretary since 1998               General Counsel (since
 Chicago, IL 60606                                             September 1997) and
                                                               Secretary (since May
                                                               1998) of The John Nuveen
                                                               Company, John Nuveen &
                                                               Co. Incorporated, Nuveen
                                                               Advisory Corp. and
                                                               Nuveen Institutional
                                                               Advisory Corp.; prior
                                                               thereto, partner in the
                                                               law firm of Kirkland &
                                                               Ellis.

---------------------------------------------------------------------------------------
 Peter H. D'Arrigo       31 Vice President and Treasurer       Vice President of John
 333 West Wacker Drive      since 1999                         Nuveen & Co.
 Chicago, IL 60606                                             Incorporated (since
                                                               January 1999), prior
                                                               thereto. Assistant Vice
                                                               President (from January
                                                               1997); formerly,
                                                               Associate of John Nuveen
                                                               & Co. Incorporated;
                                                               Chartered Financial
                                                               Analyst.

---------------------------------------------------------------------------------------
 Michael S. Davern+      41 Vice President since 1997          Vice President of Nuveen
 333 West Wacker Drive                                         Advisory Corp. (since
 Chicago, IL 60606                                             January 1997); prior
                                                               thereto, Vice President
                                                               and Portfolio Manager of
                                                               Flagship Financial, Inc.
                                                               (from September 1991 to
                                                               January 1997).

---------------------------------------------------------------------------------------
 Lorna C. Ferguson+      53 Vice President since 1998          Vice President of John
 333 West Wacker Drive                                         Nuveen & Co.
 Chicago, IL 60606                                             Incorporated; Vice
                                                               President of Nuveen
                                                               Advisory Corp. and
                                                               Nuveen Institutional
                                                               Advisory Corp. (since
                                                               January 1998).

---------------------------------------------------------------------------------------
 William M. Fitzgerald+  35 Vice President since 1996          Vice President of Nuveen
 333 West Wacker Drive                                         Advisory Corp. (since
 Chicago, IL 60606                                             December 1995); prior
                                                               thereto, Assistant Vice
                                                               President of
                                                               Nuveen Advisory Corp.
                                                               (from September 1992 to
                                                               December 1995);
                                                               Chartered Financial
                                                               Analyst.

---------------------------------------------------------------------------------------
 Stephen D. Foy+         44 Vice President and Controller      Vice President of John
 333 West Wacker Drive      since 1998                         Nuveen & Co.
 Chicago, IL 60606                                             Incorporated and (since
                                                               May 1998) The John
                                                               Nuveen Company;
                                                               Certified Public
                                                               Accountant.

---------------------------------------------------------------------------------------
 J. Thomas Futrell+      43 Vice President since 1991          Vice President of Nuveen
 333 West Wacker Drive                                         Advisory Corp.;
 Chicago, IL 60606                                             Chartered Financial
                                                               Analyst.

---------------------------------------------------------------------------------------
 Richard A. Huber+       36 Vice President since 1997          Vice President of Nuveen
 333 West Wacker Drive                                         Institutional Advisory
 Chicago, IL 60606                                             Corp. (since March 1998)
                                                               and Nuveen Advisory
                                                               Corp. (since January
                                                               1997); prior thereto,
                                                               Vice President and
                                                               Portfolio Manager of
                                                               Flagship Financial, Inc.

---------------------------------------------------------------------------------------
 Steven J. Krupa+        41 Vice President since 1990          Vice President of Nuveen
 333 West Wacker Drive                                         Advisory Corp.
 Chicago, IL 60606

---------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                              Positions and                 Principal Occupations
 Name and Address         Age Offices with Funds            During Past Five Years
------------------------------------------------------------------------------------
 Larry W. Martin+          47 Vice President and            Vice President,
 333 West Wacker Drive        Asst. Secretary since 1993    Assistant Secretary and
 Chicago, IL 60606                                          Assistant General
                                                            Counsel of John Nuveen &
                                                            Co. Incorporated; Vice
                                                            President and Assistant
                                                            Secretary of Nuveen
                                                            Advisory Corp. and
                                                            Nuveen Institutional
                                                            Advisory Corp.,
                                                            Assistant Secretary of
                                                            The John Nuveen Company
                                                            and (since January 1997)
                                                            Nuveen Asset Management
                                                            Inc.

------------------------------------------------------------------------------------
 Edward F. Neild, IV+      33 Vice President since 1996     Vice President of Nuveen
 333 West Wacker Drive                                      Advisory Corp. and
 Chicago, IL 60606                                          Nuveen Institutional
                                                            Advisory Corp. (since
                                                            September 1996); prior
                                                            thereto, Assistant Vice
                                                            President of Nuveen
                                                            Advisory Corp. (from
                                                            December 1993 to
                                                            September 1996) and
                                                            Nuveen Institutional
                                                            Advisory Corp. (from May
                                                            1995 to September 1996);
                                                            Chartered Financial
                                                            Analyst.

------------------------------------------------------------------------------------
 Stephen S. Peterson+      41 Vice President since 1997     Vice President, (since
 333 West Wacker Drive                                      September 1997),
 Chicago, IL 60606                                          Assistant Vice President
                                                            (from September 1996 to
                                                            September 1997), and
                                                            Portfolio Manager prior
                                                            thereto, of Nuveen
                                                            Advisory Corp.;
                                                            Chartered Financial
                                                            Analyst.

------------------------------------------------------------------------------------
 Stuart W. Rogers+         43 Vice President since 1997     Vice President of John
 333 West Wacker Drive                                      Nuveen & Co.
 Chicago, IL 60606                                          Incorporated.

------------------------------------------------------------------------------------
 Thomas C. Spalding, Jr.+  47 Vice President since 1980     Vice President of Nuveen
 333 West Wacker Drive                                      Advisory Corp. and
 Chicago, IL 60606                                          Nuveen Institutional
                                                            Advisory Corp.;
                                                            Chartered Financial
                                                            Analyst.

------------------------------------------------------------------------------------
 William S. Swanson+       33 Vice President since 1998     Vice President of John
 333 West Wacker Drive                                      Nuveen & Co.
 Chicago, IL 60606                                          Incorporated (since
                                                            October 1997); Assistant
                                                            Vice President (from
                                                            September 1996 to
                                                            October 1997) and
                                                            formerly, Associate;
                                                            Chartered Financial
                                                            Analyst.

------------------------------------------------------------------------------------
 Gifford R. Zimmerman+     42 Vice President since 1993     Vice President,
 333 West Wacker Drive        and Secretary since 1998      Assistant Secretary and
 Chicago, IL 60606                                          Associate General
                                                            Counsel, formerly
                                                            Assistant General
                                                            Counsel (since September
                                                            1997) of John Nuveen &
                                                            Co. Incorporated; Vice
                                                            President and Assistant
                                                            Secretary of Nuveen
                                                            Advisory Corp. and
                                                            Nuveen Institutional
                                                            Advisory Corp.;
                                                            Assistant Secretary of
                                                            The John Nuveen Company
                                                            (since May 1994);
                                                            Chartered Financial
                                                            Analyst.

--------
*Mr. Schwertfeger is an interested person of the Fund.
+Person is affiliated with the Fund and affiliated with the Fund's adviser or principal underwriter.

  Timothy Schwertfeger and Peter Sawers serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees; provided, that the scope of the powers of the Executive Committee, unless otherwise specifically authorized by the full Board, shall be limited to (i) emergency matters where assembling the full Board in a timely manner is impractical (and in which event management would take all reasonable steps to quickly notify the individual Board members of the actions taken by the Executive Committee) or
(ii) matters of an administrative or ministerial nature.

  The trustees of the Trust are directors or trustees, as the case may be, of 36 Nuveen open-end funds and 55 Nuveen closed-end funds. Mr. Schwertfiger is also trustee of 11 Nuveen open-end and closed-end funds advised by Nuveen Institutional Advisory Corp.

  The following table sets forth compensation expected to be paid by the Fund to each of the trustees of the Trust and the total compensation expected to be paid to each trustee during the fiscal year ending February 28, 2000. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.

                                                   Aggregate    Total Expected
                                                   Expected      Compensation
                                                 Compensation  From Fund Complex
      Name of Trustee                            from the Fund Paid to Trustees
      ---------------                            ------------- -----------------
      Robert P. Bremner.........................      $72           $73,000
      Lawrence H. Brown.........................      $72           $80,250
      Anne E. Impellizzeri......................      $72           $73,000
      Peter R. Sawers...........................      $72           $73,500
      William J. Schneider......................      $72           $73,000
      Judith M. Stockdale.......................      $72           $73,500

  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory acts as investment adviser for and manages the investment and reinvestment of the assets of the Fund. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Who Manages the Fund" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, the Fund has agreed to pay an annual management fee at the rates set forth below, which are based on the Fund's average daily net asset value:

Average Daily Net Asset Value                                     Management Fee
-----------------------------                                     --------------
For the first $125 million.......................................  .4500 of 1%
For the next $125 million........................................  .4375 of 1%
For the next $250 million........................................  .4250 of 1%
For the next $500 million........................................  .4125 of 1%
For the next $1 billion..........................................  .4000 of 1%
For assets over $2 billion.......................................  .3750 of 1%

  Nuveen Advisory has voluntarily agreed to waive all or a portion of its management fee or reimburse certain expenses of the Fund in order to prevent total operating expenses (including Nuveen Advisory's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, any 12b-1 or service fees and, to the extent permitted, extraordinary expenses) from exceeding .65 of 1% of average daily net asset value of any class of shares of the Fund. Nuveen may modify or discontinue these waivers and reimbursements at any time.

  Nuveen Advisory is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Fund's principal underwriter. Nuveen and its affiliates have sponsored or underwritten more than $60 billion of investment company securities. Over 1,300,000 individuals have invested to date in Nuveen's funds and Defined Portfolios. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries.

  The Fund, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, the Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of the Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Fund expects that all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions.

  Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Fund to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Fund, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Fund. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Fund and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by the Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients.

  While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Fund may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of money market instruments purchased by the Fund, the amount of instruments which may be purchased in any one issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Fund.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Fund will be determined separately for each class of the Fund's shares by The Chase Manhattan Bank, the Fund's custodian, as of 12:00 noon, Eastern Time, (1) on each day on which the Federal Reserve Bank of Boston is normally open and (2) on any day during which there is sufficient degree of trading in the Fund's portfolio securities that the current net asset value of the Fund shares might be materially affected by such changes in the value of the portfolio securities. The Federal Reserve Bank of Boston is not open and the Fund will similarly not be open on New Year's Day, Martin Luther King's Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. It is possible that changing circumstances during the year will result in addition or deletions to the above lists. The net asset value per share will be computed by dividing the value of the portfolio securities held by the Fund, plus cash or other assets, less liabilities, by the total number of shares outstanding at such time.

  As stated in the Prospectus, the Fund will seek to maintain a net asset value of $1.00 per share. In this connection, the Fund values its portfolio securities at their amortized cost, as permitted by the Securities and Exchange Commission (the "Commission") under Rule 2a-7 under the Investment Company Act of 1940. This method does not take into account unrealized securities gains or losses. It involves valuing an instrument at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. While this method provides certainty in valuation, it may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of the amortized cost method by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

  The Fund, as a condition to the use of amortized cost and the maintenance of its per share net asset value of $1.00, must maintain a dollar-weighted average portfolio maturity of 90 days or less, only purchase instruments having remaining maturities of 397 days or less, and invest only in securities determined to be of high quality with minimal credit risks. The Fund may invest in variable and floating rate instruments even if they carry stated maturities in excess of 397 days, upon certain conditions contained in rules and regulations issued by the Securities and Exchange Commission under the Investment Company Act of 1940, but will do so only if there is a secondary market for such instruments or if they carry demand features, permissible under rules of the Commission for money market funds, to recover the full principal amount thereof upon specified notice at par, or both.

  The Board of Trustees, pursuant to Rule 2a-7, has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review may be obtained from a pricing agent approved by the Board of Trustees. The Board has selected Nuveen Advisory to act as pricing agent, but in the future may select an independent pricing service to perform this function. In serving as pricing agent, Nuveen Advisory will follow guidelines adopted by the Board, and the Board will monitor Nuveen Advisory to see that the guidelines are followed. The pricing agent will value the Fund's investment based on methods which include consideration of yield or prices of municipal obligations of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. The pricing agent may employ electronic data processing techniques and/or a matrix system to determine valuations. The extent of any deviation between the Fund's net asset value based on the pricing agent's market valuation and $1.00 per share based on amortized cost will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or payment of distributions from capital or capital gains; redemption of shares in kind; or establishing a net asset value per share by using available market quotations.

TAX MATTERS

Federal Income Tax Matters

  The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust.

  The Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, the Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, the Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, the Fund will not be subject to federal income tax on any portion of its net income currently distributed to shareholders in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) any net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions).

  Distributions by the Fund of net interest received from its investments and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Any net long-term capital gains realized by the Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of the Fund. Distributions by the Fund that do not constitute a dividend will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below. Because the Fund's investment income consists primarily of interest, none of its dividends are expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by the Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of the Fund is not expected to result in capital gain or loss to the shareholders because the Fund's net asset value is expected to remain constant at $1.00 per share. To the extent that the Fund's net asset value is greater or less than $1.00 per share, redemptions or exchanges may result in capital gain or loss to the shareholder.

  In order to avoid a 4% federal excise tax, the Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which the Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Fund intends to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year the Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  The Fund is required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Fund and the income tax consequences to its shareholders.

State Tax Matters

  The discussion of tax treatment is based on the assumptions that the Fund will qualify under Subchapter M of the Code as a regulated investment company and as a qualified investment fund under applicable state law, and that the Fund will distribute all interest and dividends it receives to its shareholders. Investment income received by the Fund on direct U.S. Government obligations may be exempt from tax at the state level, depending on the state, when received by a shareholder as income dividends from the Fund provided certain state specific conditions are satisfied. Shareholders generally will be required to include capital gain distributions in their income for state tax purposes. Investors should consult a tax adviser for more detailed information about state taxes to which they may be subject.

PERFORMANCE INFORMATION

  The historical performance of the Fund may be expressed in terms of "yield" or "effective yield." These measures of performance are described below.

  Yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, current yield is based on a seven-day period and is computed as follows: the Fund's net investment income per share for the period is divided by the price per share (expected to remain constant at $1.00) at the beginning of the period, the result (the "base period return") is divided by 7 and multiplied by 365, and the resulting figure is carried to the nearest hundredth of one percent. For the purpose of this calculation, the Fund's net investment income per share includes its accrued interest income plus or minus amortized purchase discount or premium less accrued expenses, but does not include realized capital gains or losses or unrealized appreciation or depreciation of investments.

  The Fund's effective yield is calculated by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for effective yield is: (base period return +
1)/365///7/-1.

  The Fund's yield will fluctuate, and the publication of annualized yield quotations is not a representation of what an investment in the Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in question, but also on such matters as the Fund's expenses.

  In reports or other communications to shareholders or in advertising and sales literature, the Fund may compare its performance to that of other money market mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"), by Donoghue's Money Fund Report ("Donoghue's") or similar services or by financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year or other types performance figures. Lipper ranks mutual funds by overall performance, investment objectives, and assets and assumes the reinvestment of dividends for the period covered. Donoghue's ranks investment results according to total return (annualized results net of management fees and expenses) and presents one year results as effective annual yields assuming reinvestment of dividends. Any given performance quotation or performance comparison should not be considered as representative of the Fund's performance for any future period.

ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

  As described in the Prospectus, the Fund provides you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each share class of the Fund represents an interest in the same portfolio of investments. Each share class is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among the Fund's share classes.

  Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

  The minimum initial investment is $3,000 per share class, and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.

  Class B Shares automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions are done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions are attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Any conversion of Class B Shares into Class A Shares is subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

  Class R Share Purchase Eligibility. Class R Shares are available for purchases of $2.5 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any authorized dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.
  . Any shares purchased by investors falling within any of the first four categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the fund.

  In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers has elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

  The categories of eligible investors may be modified or discontinued by the Fund at any time upon prior written notice to shareholders of the Fund.

  For more information about the purchase of Class R Shares, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge

  In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase. Under limited circumstances, Class A Shares may be subject to a 1% CDSC, as described in the Prospectus.

  In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge, or that represent an increase in the value of a Fund account due to capital appreciation, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen mutual fund or a Nuveen money market fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC shareholders pay. If shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

  The CDSC may be waived or reduced under the following six special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of the Fund's shares subject to a sales charge are reinvested in shares of certain Nuveen mutual funds within a specified number of days; 3) in connection with the exercise of the Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; and 4) redemptions made pursuant to the Fund's systematic withdrawal plan, up to 12% of the current market value. If the Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Fund will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940.

Exchange Privileges

  You may exchange shares of the Fund for the appropriate class of shares of any other open-end management investment company with reciprocal exchange privileges advised by Nuveen Advisory (the "Nuveen Funds"), into an identically registered account, provided that the Nuveen Fund into which shares are to be exchanged is offered in the shareholder's state of residence and that the shares to be exchanged have been held by the shareholder for a period of at least 15 days. You may exchange fund shares by calling (800) 257-8787 or by mailing your written request to our Transfer Agent. Shares of Nuveen Funds purchased subject to a front-end sales charge may be exchanged for shares of the fund or any other Nuveen Fund at the next determined net asset value without any front-end sales charge. No CDSC otherwise applicable will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of determining any future CDSC. You may exchange Class B shares for shares of a Nuveen money market fund. Shares of any Nuveen Fund purchased through dividend reinvestment or through reinvestment of Nuveen Unit Trust distributions (and any dividends thereon) may be exchanged for Class A shares of any Nuveen Fund without a front-end sales charge. Exchanges of shares with respect to which no front-end sales charge has been paid will be made at the public offering price, which may include a front-end sales charge, unless a front-end sales charge has previously been paid on the investment represented by the exchanged shares (i.e., the shares to be exchanged were originally issued in exchange for shares on which a front-end sales charge was paid), in which case the exchange will be made at net asset value. Because certain other Nuveen Funds may determine net asset value and therefore honor purchase or redemption requests on days when the Fund does not (generally, Martin Luther King's Birthday, Columbus Day and Veterans Day), exchanges of shares of one of those funds for shares of the fund may not be effected on such days.

  The total value of shares being exchanged must at least equal the minimum investment requirement of the Nuveen Fund into which they are being exchanged. Exchanges are made based on the relative dollar values of the shares involved in the exchange, and will be effected by redemption of shares of the Nuveen Fund held and purchase of the shares of the other Nuveen Fund. For federal income tax purposes, any such exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before exercising any exchange, you should obtain the Prospectus for the Nuveen Fund into which shares are to be exchanged and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the Fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. The exchange privilege may be modified or discontinued at any time. If you do not wish to have telephone exchange privileges, you must indicate this in the "Telephone Services" section of your Account Application or otherwise notify the Fund in writing of your desire.

Additional Information

  An account will be maintained for each shareholder of record in the fund by our Transfer Agent. Share certificates will be issued only upon written request of the shareholder to our Transfer Agent. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

  Confirmations of each purchase and redemption order as well as monthly statements are sent to every shareholder. Master accounts also receive a monthly summary report setting forth the share balance and dividends earned for the month for each sub-account established under that master account.

  To assist those institutions performing their own-sub-accounting, same day information as to the fund's daily per share income to seven decimal places and the one-day yield to four decimal places are normally available by 3:30 p.m., Eastern Time.

  A change in registration or transfer of shares held in the name of a broker/dealer can only be effected by an order in good form from the broker/dealer acting on behalf of the investor. Broker/dealers are encouraged to open single master accounts. However, some broker/dealers may wish to use our Transfer Agent's sub-accounting system to minimize their internal recordkeeping requirements. A broker/dealer or other investor requesting shareholder servicing or accounting other than the master account or subaccounting service offered by the fund will be required to enter into a separate agreement with the agent for these services for a fee to be determined in accordance with the level of services to be furnished.

  Banks and other organizations through which investors may purchase shares of the Fund may impose charges in connection with purchase orders. Investors should contact their institutions directly to determine what charges, if any, may be imposed.

  Subject to the SEC rules, the Fund reserves the right to suspend the continuous offering of the shares at any time, but such suspension shall not affect the shareholder's right of redemption as described below. The Fund also reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

Telephone Redemption via Fund Direct

  To redeem shares held in non-certificate form by telephone with the redemption proceeds paid via Fund Direct-Electronic Funds Transfer, you must complete the Telephone Services section of the enclosed Application Form and return it to Nuveen or our Transfer Agent. If you did not authorize Telephone Redemption via Fund Direct when you opened your account, you may do so by sending a written request to the Fund signed by each account owner with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the fund. Proceeds of share redemptions made by Fund Direct will be transferred only to the commercial bank account specified by the shareholder. Redemption proceeds may be delayed one additional business day if the Federal Reserve Bank of Boston or the Federal Reserve Bank of New York is closed on the day the redemption proceeds would ordinarily be wired.

  If you have authorized Telephone Redemption via Fund Direct, you can take advantage of two methods of telephone redemption: regular telephone redemption and expedited telephone redemption. You may make regular Fund Direct redemption requests by calling Nuveen at (800) 257-8787. If a regular telephone redemption request is received prior to 4:00 p.m. Eastern Time, the shares to be redeemed earn income on the day the request is made, and the redemption is effected on the following business day. For regular redemption requests received after 4:00 p.m. Eastern Time, the shares to be redeemed earn income through the following business day, and the redemption is effected on the second business day following the request. For all regular redemptions, you will typically receive your funds within three business days after your redemption is effected. You may make expedited telephone redemption requests to redeem shares that are worth at least $1,000 by calling Nuveen at
(800) 257-8787. If an expedited redemption request is received by 12:00 noon Eastern Time, the shares to be redeemed do not earn income on that day, but the redemption is effected, and you will normally receive your funds, on that day. If an expedited redemption request is received after 12:00 noon Eastern Time, the shares to be redeemed earn income on the day the request is received. The redemption is effected, and you will normally receive your funds, on the next business day following the request. The Fund reserves the right to charge a fee for expedited redemption requests.

How to Change Authorized Redemption Instructions

  In order to establish multiple accounts, or to change the account or accounts designated to receive redemption proceeds, a written request specifying the change must be sent to Nuveen. This request must be signed by each account owner with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. Further documentation may be required from corporations, executors, trustees or personal representatives.

  The Fund reserves the right to refuse a telephone redemption and, at its option, may limit the timing, amount or frequency of these redemptions. This procedure may be modified or terminated at any time, on 30 days' notice, by the fund. The Fund, the transfer agent and Nuveen will not be liable for following telephone instructions reasonably believed to be genuine.

Redemption in Kind

  The Fund expects to pay in cash all redemption requests made by each shareholder during any 90 day period up to the lesser of $250,000 or 1% of the net asset value of the fund at the beginning of such period. In the case of redemption requests in excess of such amounts, the Fund may make payment in whole or in part in securities or other assets of the Fund. In this event, the securities would be valued in the same manner as the portfolio of the fund is valued. If the recipient were to sell such securities, he or she would incur brokerage charges.

Other Practices

  The Fund may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in money market instruments.

  The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the shareholders of the Fund.

  The Fund has authorized certain brokers and firms to accept purchase and redemption orders on its behalf. The Fund will consider an order to be "received" when such a broker or firm accepts the order from its customer.

  In addition to the types of compensation to dealers to promote sales of Fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen mutual funds during specified time periods.


DISTRIBUTION AND SERVICE PLAN

  The Fund has adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares are subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares are subject to an annual service fee. Class R Shares are not subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under the Fund's Plan is payable to compensate Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees. Nuveen may retain any unused portions of the distribution fee.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under the Fund's Plan is payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. Nuveen may retain portions of the service fee not paid to Dealers.

  The Fund may spend up to .25 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. The Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .25 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. The Fund may spend up to .75 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .25 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  Under the Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Board believes that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

  No trustee of the Fund and no "interested" person of the Fund has any direct or indirect financial interest in the Plan or any agreement related to the Plan.

OTHER INFORMATION REGARDING FUND SHARES

  Shareholders should note that when a fund dividend check has been returned to the sender by the post office after repeated mailings, the shareholder account will thereafter be registered for automatic reinvestment of dividends and thus the dividend check and future dividend checks will be reinvested in additional Fund shares. Shareholders are reminded that they need to advise the Funds promptly in writing of any change in address.

  The Glass-Steagall Act and other applicable laws, among other things, may limit banks from engaging in the business of underwriting, selling or distributing securities. Since the only functions of banks who may be engaged as service organizations is to perform administrative shareholder servicing functions, the fund believes that such laws should not preclude a bank from acting as a service organization. However, future changes in either federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as judicial or administrative decisions or interpretations of statutes or regulations, could prevent a bank from continuing to perform all or a part of its shareholder servicing activities. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought.

  Nuveen serves as the principal underwriter or distributor of Fund shares. Fund shares are offered on a continuous offering basis at net asset value without a sales charge. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Fund's shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of shares.

  To help advisers and investors better understand and more efficiently use an investment in the Fund to reach their investment goals, the Fund and its sponsor, Nuveen, may advertise and create specific investment programs and systems. For example, such activities may include presenting information on how to use an investment in the Fund, alone or in combination with an investment in other mutual funds or unit investment trusts sponsored by Nuveen, to accumulate assets for future education needs or periodic payments such as insurance premiums. The Fund and its sponsor may produce software or additional sales literature to promote the advantages of using the Fund to meet these and other specific investor needs.

                           Nuveen Money Market Trust
                            Statement of Net Assets
                                 June 7, 1999


                                                                 Nuveen Money
                                                                 Market Fund
Assets:
  Cash............................................................ $100,000
                                                                   --------
    Total assets..................................................  100,000
                                                                   --------
Net assets........................................................ $100,000
                                                                   ========

Shares outstanding (note 1):
  Class A shares..................................................   25,000
  Class B shares..................................................   25,000
  Class C shares..................................................   25,000
  Class R shares..................................................   25,000

Net asset value, offering price and redemption price per share:
  Class A, B, C and R Shares...................................... $   1.00
                                                                   ========

(1) The Trust:
The Trust was organized as a Massachusetts business trust on January 15, 1999, and has been inactive since that date except for matters relating to its organization, its registration as an open-end series investment company and the registration of its shares under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the sale of the outstanding shares to Nuveen Advisory Corp., the Trust's investment adviser (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company. The Fund is a series of the Trust. Additional series may be added in the future. The Fund is permitted to issue shares at a price equal to net asset value for its other authorized Class A, B, C, and R Shares.

(2) Organization Costs:
John Nuveen & Co. Incorporated, a wholly owned subsidiary of The John Nuveen Company, will assume all of the organization costs, approximately $186,000, related to the Trust.

(2) Related Parties:
The Adviser will act as investment adviser for and manage the investment and reinvestment of the assets of the Fund and will administer its business affairs. For these services the Fund has agreed to pay an annual management fee as described in the Fund's Prospectus.

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Shareholder and Trustees
Nuveen Money Market Trust:

We have audited the accompanying statement of net assets of the Nuveen Money Market Trust (comprised of the Nuveen Money Market Fund) (a Massachusetts business trust) as of June 7, 1999. This statement of net assets is the responsibility of the Fund's management. Our responsibility is to express an opinion on the statement of net assets based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. Our procedures included confirmation of cash held by the custodian as of June 7, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of net assets presents fairly, in all material respects, the net assets of the Nuveen Money Market Fund as of June 7, 1999, in conformity with generally accepted accounting principles.



                                                             ARTHUR ANDERSEN LLP

Chicago, Illinois,
June 7, 1999

                           PART C: OTHER INFORMATION

Item 23. Exhibits:

    (a) Declaration of Trust of Registrant. Filed as exhibit (a) to the Initial Registration Statement on Form N-1A, dated March 22, 1999 and incorporated by reference thereto.

    (b) By-Laws of Registrant. Filed as exhibit (b) to the Initial Registration Statement on Form N-1A, dated March 22, 1999 and incorporated by reference thereto.

    (c) Not applicable.

    (d) Form of Investment Management Agreement filed herewith.

    (e) Form of Distribution Agreement filed herewith.

    (f) Not applicable.

    (g) Custodian Agreement filed herewith.

    (h) Transfer Agency Agreement filed herewith.

    (i) Opinion of Morgan, Lewis & Bockius LLP filed herewith.

    (j) Consent of Independent Public Accountants filed herewith.

    (k) Not applicable.

    (l) Form of Subscription Agreement filed herewith.

    (m) Plan of Distribution filed herewith.

    (n) Not applicable.

    (o) Multi-Class Plan filed herewith.

    (p) Powers of Attorney of Registrant. Filed as exhibit (p) to Pre-Effective Amendment No. 1, dated June 1, 1999 and incorporated by reference thereto.

Item 24. Persons Controlled by or Under Common Control with Registrant:

  Not applicable.

Item 25. Indemnification:

  Section 4 of Article XII of Registrant's Declaration of Trust provides as follows:

  Subject to the exceptions and limitations contained in this Section 4, every person who is, a Trustee, officer, employee or agent of the Trust including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

  No indemnification shall be provided hereunder to a Covered Person:

    (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the courts or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

    (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

    (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been wither a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

      (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

      (ii) by written opinion of the independent legal counsel.

  The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract otherwise under law.

  Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

    (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

    (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

  As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar groundings is then or has been pending.

  As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceeding (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

  The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims if wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer, trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser:

  Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen Taxable Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Income Municipal Fund, Inc., Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Inc., Nuveen Maryland Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen New Jersey Premium Income Municipal Fund 2, Inc., Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

  For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and John P. Amboian, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the description under "Management" in the Statement of Additional Information.

  Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and Director and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp. John P. Amboian is Executive Vice-President and Chief Financial Officer, and Director of Nuveen Advisory Corp., the investment adviser. Mr. Amboian has, during the last two years, been Executive Vice-President and Chief Financial Officer of John Nuveen & Co. Incorporated.

Item 27. Principal Underwriters:

  (a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust,

Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., Nuveen Tax-Free Reserves, Inc., Nuveen Taxable Funds Inc., Nuveen Investment Trust and Nuveen Investment Trust II and III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust and Nuveen Unit Trusts, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies:
Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Inc., Nuveen Maryland Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen Maryland Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

  (b)

        Name and
       Principal
        Business        Positions and Offices         Positions and Offices
        Address            with Underwriter              with Registrant*
     --------------------------------------------------------------------------
      Timothy R.    Chairman of the Board, Chief   Chairman of the Board and
      Schwertfeger  Executive Officer and Director Trustee
      333 West
      Wacker Drive
      Chicago, IL
      60606

      John P.       Executive Vice-President and   None
      Amboian       Chief Financial Officer
      333 West
      Wacker Drive
      Chicago, IL
      60606

      William       Vice President                 None
      Adams IV
      333 West
      Wacker Drive
      Chicago, IL
      60606

      Judson T.     Vice President                 None
      Bergman
      333 West
      Wacker Drive
      Chicago, IL
      60606

      Alan G.       Vice President and Secretary   Vice President and Assistant
      Berkshire                                    Secretary
      333 West
      Wacker Drive
      Chicago, IL
      60606


          Name and Principal          Positions and Offices         Positions and Offices
           Business Address              with Underwriter              with Registrant
     ----------------------------------------------------------------------------------------
      James Connors                Vice President               None
      333 West Wacker Drive
      Chicago, IL 60606

      Clifton L. Fenton            Vice President               None
      333 West Wacker Drive
      Chicago, IL 60606

      Kathleen M. Flanagan         Vice President               None
      333 West Wacker Drive
      Chicago, IL 60606

      Stephen D. Foy               Vice President               Vice President and Controller
      333 West Wacker Drive
      Chicago, IL 60606

      Michael G. Gaffney           Vice President               None
      333 West Wacker Drive
      Chicago, IL 60606

      Richard D. Hughes            Vice President               None
      Two Radnor Corporate Center
      Radnor, PA 19087

      Anna R. Kucinskis            Vice President               None
      333 West Wacker Drive
      Chicago, IL 60606

      Robert B. Kuppenheimer       Vice President               None
      1990 MacArthur Blvd.
      Irvine, CA 92612

      Larry W. Martin              Vice President and Assistant Vice President and Assistant
      333 West Wacker Drive        Secretary                    Secretary
      Chicago, IL 60606

      Thomas C. Muntz              Vice President               None
      333 West Wacker Drive
      Chicago, IL 60606

      Stuart W. Rogers             Vice President               None
      333 West Wacker Drive
      Chicago, IL 60606

      Bradford W. Shaw, Jr.        Vice President               None
      333 West Wacker Drive
      Chicago, IL 60606

      Paul C. Williams             Vice President               None
      333 West Wacker Drive
      Chicago, IL 60606

      Margaret E. Wilson           Vice President and Corporate None
      333 West Wacker Drive        Controller
      Chicago, IL 60606

      Gifford R. Zimmerman         Vice President and Assistant Vice President and Secretary
      333 West Wacker Drive        Secretary
      Chicago, IL 60606

Item 28. Location of Accounts and Records.

  Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

  The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other records not maintained by Nuveen Advisory Corp., Shareholder Services, Inc. or Boston Financial.

  Chase Global Funds Service Company, 73 Tremont Street, Boston,
Massachusetts, mainains all the required records in its capacity as transfer, dividend paying and shareholder service agent for the Fund.

Item 29. Management Services:

  Not applicable.

Item 30. Undertakings:

  Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 9th day of June, 1999.

                                     NUVEEN MONEY MARKET TRUST

                                     /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Signature                     Title                       Date
            ---------                     -----                       ----
      /s/ Stephen D. Foy
 -------------------------------
         Stephen D. Foy          Vice President and               June 9, 1999
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board
                                  and Trustee (Principal
                                  Executive Officer)
        Robert P. Bremner        Trustee
        Lawrence H. Brown        Trustee
      Anne E. Impellizzeri       Trustee
         Peter R. Sawers         Trustee
      William J. Schneider       Trustee
       Judith M. Stockdale       Trustee

                                                    /s/ Gifford R. Zimmerman
                                                By____________________________
                                                        Gifford R. Zimmerman
                                                          Attorney-in-Fact

                                                         June 9, 1999

An original power of attorney authorizing, among others, Gifford R. Zimmerman and Larry W. Martin to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, has been executed and is incorporated by reference in this Registration Statement.

                                 EXHIBIT INDEX

                                  Name                                   Exhibit
                                  ----                                   -------
Form of Investment Management Agreement, is filed herewith.............. Ex-99.d

Form of Distribution Agreement, is filed herewith....................... Ex-99.e

Form of Custodian Agreement, is filed herewith.......................... Ex-99.g

Transfer Agency Agreement, is filed herewith............................ Ex-99.h

Opinion of Morgan, Lewis & Bockius LLP, is filed herewith............... Ex-99.i

Consent of Independent Public Accountants, is filed herewith............ Ex-99.j

Form of Subscription Agreement, is filed herewith....................... Ex-99.l

Plan of Distribution, is filed herewith................................. Ex-99.m

Multi-Class Plan, is filed herewith..................................... Ex-99.o